Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance for FFELP Loans Losses	$ 119	$ 159
Allowance for private education loans losses	2,097	2,171
Preferred stock, stated value	$ 0.20	$ 0.20
Preferred stock, shares authorized	20	20
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	1,125	1,125
Common stock, shares issued	545	536
Tax effect for accumulated other comprehensive income (loss)	$ (7)	$ 3
Common stock held in treasury	116	83
Series A Preferred Stock [Member]
Preferred stock, stated value	$ 50	$ 50
Preferred stock, shares issued	3.3	3.3
Series B Preferred Stock [Member]
Preferred stock, stated value	$ 100	$ 100
Preferred stock, shares issued	4.0	4.0